Condensed Interim Statements of Cash Flows - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss for the period	CAD (341,437)	CAD (112,496)	CAD (1,913,995)	CAD (1,087,289)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization	4,356	4,439	20,198	20,338
Stock based compensation	151,105	75,050	808,972	324,916
Units issued in settlement of debt				11,256
Extinguishment of debt			61,052
Impairment of intangible assets			15,970
Deferred income tax recovery			(7,215)
Change in warrant liability	21,783
Shares issued and to be issued for services	48,651
Accretion expense	5,897		12,563
Realized foreign exchange loss			3,669
Change in operating assets and liabilities
Prepaid expenses	3,651	608	(9,233)	6,605
Accounts receivable	254	5,213	19,851	(10,820)
Accounts payable	15,294	2,267	233,885	74,347
Net cash flows used in operating activities	(90,446)	(24,919)	(209,919)	(252,077)
Cash flows from investing activities
Investment in equipment and leasehold improvements				(55,870)
Investment in patents				(8,829)
Net cash flows used in investing activities				(64,699)
Cash flows from financing activities
Advances from shareholders	50,855	3,004	83,665	(94,107)
Unit subscriptions received				349,680
Unit issue costs				(1,500)
Common shares issued			48,441
Term loan proceeds	40,000	30,000	30,000
Convertible note proceeds			32,288
Warrant exercise proceeds	2,318	596	12,614	1,113
Net cash flows from financing activities	93,173	33,600	207,008	255,186
Net change in cash	2,727	8,681	(2,911)	(61,590)
Cash position - beginning of period	173	3,084	3,084	64,674
Cash position - end of period	2,900	11,765	173	3,084
Supplemental Information:
Income taxes paid
Interest paid
Common shares and shares to be issued for services	389,440
Common shares and shares to be issued, issued for conversion of debt			CAD 208,764